Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 383,380	¥ 282,922	¥ 715,381	¥ 554,919
Consolidated, Income (loss) before income taxes		128,486	467	203,292	14,110
Consolidated, Long-lived assets		478,368		478,368		¥ 369,658
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	52,735	41,931	125,274	95,033
Consolidated, Income (loss) before income taxes		1,143	(21,576)	15,409	(23,260)
Consolidated, Long-lived assets		87,788		87,788		50,829
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	30,091	34,181	60,921	69,801
Consolidated, Income (loss) before income taxes		(1,490)	(11,634)	3,039	(16,799)
Consolidated, Long-lived assets		57,480		57,480		56,821
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	16,441	10,423	33,257	19,916
Consolidated, Income (loss) before income taxes		10,530	1,033	22,172	201
Consolidated, Long-lived assets		26,036		26,036		9,588
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	99,267	86,535	219,452	184,750
Consolidated, Income (loss) before income taxes		10,183	(32,177)	40,620	(39,858)
Consolidated, Long-lived assets		171,304		171,304		117,238
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	284,113	196,387	495,929	370,169
Consolidated, Income (loss) before income taxes		118,303	¥ 32,644	162,672	¥ 53,968
Consolidated, Long-lived assets		¥ 307,064		¥ 307,064		¥ 252,420

[1]	There is no revenue derived from transactions with a single major external customer.